UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-4054

                   Oppenheimer AMT - Free New York Municipals
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: September 30

                      Date of reporting period: 12/31/2008

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer AMT-Free New York Municipals

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

  PRINCIPAL
    AMOUNT                                                                     COUPON       MATURITY         VALUE
------------                                                                   ------      ----------   --------------
MUNICIPAL BONDS AND NOTES--126.5%
NEW YORK--88.1%
$    700,000   Albany County, NY IDA (Albany College of Pharmacy)(1)           5.625%      12/01/2034   $      455,091
     200,000   Albany County, NY IDA (Wildwood Programs)                       4.900       07/01/2021          140,322
     125,000   Albany County, NY IDA (Wildwood Programs)                       5.000       07/01/2026           80,746
   3,000,000   Albany, NY IDA (Albany Law School)(1)                           5.000       07/01/2031        1,892,160
     310,000   Albany, NY IDA (Albany Law School)(1)                           5.000       07/01/2037          185,200
     335,000   Albany, NY IDA (Brighter Choice Charter School)(1)              5.000       04/01/2027          212,594
     150,000   Albany, NY IDA (Brighter Choice Charter School)(1)              5.000       04/01/2032           87,737
     100,000   Albany, NY IDA (Brighter Choice Charter School)(1)              5.000       04/01/2037           56,089
  14,500,000   Albany, NY IDA (Charitable Leadership)(1)                       5.750       07/01/2026       10,126,365
   1,000,000   Albany, NY IDA (Charitable Leadership)(1)                       6.000       07/01/2019          815,380
     100,000   Albany, NY IDA (New Covenant Charter School)(2)                 7.000       05/01/2025           66,423
     940,000   Albany, NY IDA (Sage Colleges)(1)                               5.250       04/01/2019          771,392
     500,000   Albany, NY IDA (Sage Colleges)(1)                               5.300       04/01/2029          341,680
   2,550,000   Albany, NY IDA (St. Peter's Hospital)(1)                        5.250       11/15/2027        1,770,975
   3,350,000   Albany, NY IDA (St. Peter's Hospital)(1)                        5.250       11/15/2032        2,196,361
   1,000,000   Albany, NY IDA (St. Peter's Hospital)(1)                        5.500       11/15/2027          725,860
   1,380,000   Albany, NY IDA, Series B(1)                                     5.750       11/15/2032          997,298
   4,205,000   Albany, NY IDA, Series D(1)                                     5.375       11/15/2032        2,828,031
   1,365,000   Albany, NY IDA, Series D(1)                                     5.750       11/15/2027        1,034,274
     100,000   Albany, NY Municipal Water Finance Authority(1)                 5.000       12/01/2033           85,542
      10,000   Albany, NY Parking Authority                                    5.625       07/15/2025            9,183
   5,730,000   Allegany County, NY IDA (Houghton College)(1)                   5.250       01/15/2024        5,112,134
   4,375,000   Amherst, NY IDA (Beechwood Health Care Center)                  5.200       01/01/2040        2,173,850
   5,895,000   Brookhaven, NY IDA (Alternatives for Children)                  7.550       02/01/2033        4,599,515
   9,235,000   Brookhaven, NY IDA (Dowling College)(1)                         6.750       11/01/2032        6,428,853
     100,000   Broome County, NY IDA (Good Shepard Village)                    6.750       07/01/2028           71,134
     200,000   Broome County, NY IDA (Good Shepard Village)                    6.875       07/01/2040          129,234
     350,000   Broome County, NY IDA (University Plaza)                        5.200       08/01/2030          195,636
     250,000   Broome County, NY IDA (University Plaza)                        5.200       08/01/2036          132,670
     300,000   Bushnell Basin, NY Fire Assoc. (Volunteer Fire Dept.)           5.750       11/01/2030          201,834
      25,000   Canandaigua & Bristol, NY GO                                    5.000       12/15/2027           23,289
      30,000   Canandaigua & Bristol, NY GO                                    5.000       12/15/2028           27,498
      30,000   Canandaigua & Bristol, NY GO                                    5.000       12/15/2029           27,415
      30,000   Canandaigua & Bristol, NY GO                                    5.000       12/15/2030           27,006
      35,000   Canandaigua & Bristol, NY GO                                    5.000       12/15/2031           31,227
      35,000   Canandaigua & Bristol, NY GO                                    5.000       12/15/2032           30,876
      35,000   Canandaigua & Bristol, NY GO                                    5.000       12/15/2033           30,787
      40,000   Canandaigua & Bristol, NY GO                                    5.000       12/15/2034           34,826
      40,000   Canandaigua & Bristol, NY GO                                    5.000       12/15/2035           34,735
      45,000   Canandaigua & Bristol, NY GO                                    5.000       12/15/2036           38,772
      45,000   Canandaigua & Bristol, NY GO                                    5.000       12/15/2037           38,471
      50,000   Canandaigua & Bristol, NY GO                                    5.000       12/15/2038           42,630
      50,000   Canandaigua & Bristol, NY GO                                    5.000       12/15/2039           42,526
      55,000   Canandaigua & Bristol, NY GO                                    5.000       12/15/2040           46,663
      55,000   Canandaigua & Bristol, NY GO                                    5.000       12/15/2041           46,551
      60,000   Canandaigua & Bristol, NY GO                                    5.000       12/15/2042           50,667


                  1 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

Oppenheimer AMT-Free New York Municipals

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

  PRINCIPAL
    AMOUNT                                                                     COUPON       MATURITY         VALUE
------------                                                                   ------      ----------   --------------
NEW YORK CONTINUED
$     85,000   Cattaraugus County, NY IDA (Olean General Hospital)(1)          5.250%      08/01/2023   $       78,337
     500,000   Cattaraugus County, NY IDA (St. Bonaventure University)(1)      5.000       05/01/2023          353,085
     620,000   Cattaraugus County, NY IDA (St. Bonaventure University)(1)      5.100       05/01/2031          386,179
   1,480,000   Cayuga County, NY COP (Auburn Memorial Hospital)(1)             6.000       01/01/2021        1,361,733
      90,000   Chautauqua, NY Utility District(1)                              5.000       06/01/2022           89,328
     110,000   Chautauqua, NY Utility District(1)                              5.000       06/01/2026          105,547
     130,000   Coeymans, NY Fire District                                      5.000       10/15/2024          128,926
     135,000   Coeymans, NY Fire District                                      5.000       10/15/2025          133,060
     140,000   Coeymans, NY Fire District                                      5.000       10/15/2026          137,722
   1,040,000   Colonie, NY GO(1)                                               6.000       04/01/2032        1,034,467
   1,090,000   Colonie, NY GO(1)                                               6.000       04/01/2033        1,082,991
      15,000   Deerfield, NY GO                                                5.500       06/15/2021           14,706
      15,000   Deerfield, NY GO                                                5.500       06/15/2022           14,600
      15,000   Deerfield, NY GO                                                5.500       06/15/2023           14,402
      15,000   Deerfield, NY GO                                                5.500       06/15/2024           14,344
      20,000   Deerfield, NY GO                                                5.500       06/15/2025           19,020
      20,000   Deerfield, NY GO                                                5.600       06/15/2026           18,873
      20,000   Deerfield, NY GO                                                5.600       06/15/2027           18,729
      20,000   Deerfield, NY GO                                                5.600       06/15/2028           18,448
      25,000   Deerfield, NY GO                                                5.600       06/15/2029           22,842
      25,000   Deerfield, NY GO                                                5.600       06/15/2030           22,522
      25,000   Deerfield, NY GO                                                5.600       06/15/2031           22,334
      25,000   Deerfield, NY GO                                                5.600       06/15/2032           22,219
      30,000   Deerfield, NY GO                                                5.600       06/15/2033           26,514
      30,000   Deerfield, NY GO                                                5.600       06/15/2034           26,381
      30,000   Deerfield, NY GO                                                5.600       06/15/2035           26,235
      35,000   Deerfield, NY GO                                                5.600       06/15/2036           30,389
  55,460,000   Dutchess County, NY IDA (Bard College)(1)                       5.000       08/01/2046       43,277,102
   8,340,000   Dutchess County, NY IDA (Elant Fishkill)                        5.250       01/01/2037        4,364,155
   1,230,000   East Hampton, NY Town Hsg. Authority(1)                         6.250       05/01/2034        1,275,387
   1,840,000   East Rochester, NY Hsg. Authority (St. John's Meadows)(1)       5.000       02/15/2047        1,503,942
     500,000   Erie County, NY IDA (Charter School Applied Tech)               6.875       06/01/2035          357,025
   1,200,000   Erie County, NY IDA (DePaul Properties)                         5.750       09/01/2028          710,496
     160,000   Erie County, NY IDA (DePaul Properties)                         6.500       09/01/2018          119,342
     200,000   Erie County, NY IDA (Global Concepts Charter School)            6.250       10/01/2037          130,874
   5,600,000   Erie County, NY IDA (Medaille College)                          7.625       04/01/2035        4,665,080
   1,000,000   Erie County, NY IDA (Orchard Park CCRC)                         5.000       11/15/2014          865,940
   1,485,000   Erie County, NY IDA (Orchard Park CCRC)                         5.125       11/15/2016        1,145,707
   4,750,000   Erie County, NY IDA (Orchard Park CCRC)                         6.000       11/15/2036        2,794,425
   9,175,000   Erie County, NY IDA (The Episcopal Church Home)                 5.875       02/01/2018        7,513,408
  10,170,000   Erie County, NY IDA (The Episcopal Church Home)                 6.000       02/01/2028        6,982,417
  36,405,000   Erie County, NY Tobacco Asset Securitization Corp.(1)           5.000       06/01/2038       22,196,857
  29,515,000   Erie County, NY Tobacco Asset Securitization Corp.(1)           5.000       06/01/2045       17,525,122


                  2 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

Oppenheimer AMT-Free New York Municipals

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

  PRINCIPAL
    AMOUNT                                                                     COUPON       MATURITY         VALUE
------------                                                                   ------      ----------   --------------
NEW YORK CONTINUED
$ 56,000,000   Erie County, NY Tobacco Asset Securitization Corp.              6.875%(3)   06/01/2050   $      589,120
  92,000,000   Erie County, NY Tobacco Asset Securitization Corp.              9.607(3)    06/01/2055          452,640
     100,000   Essex County, NY IDA (North Country Community College
                  Foundation)(1)                                               5.000       06/01/2020           74,466
     130,000   Essex County, NY IDA (North Country Community College
                  Foundation)(1)                                               5.200       06/01/2025           87,311
     110,000   Essex County, NY IDA (North Country Community College
                  Foundation)(1)                                               5.300       06/01/2035           65,583
     175,000   Franklin County, NY IDA (North Country Community
                  College Foundation)(1)                                       5.200       06/01/2025          117,534
     815,000   Genesee County, NY IDA (United Memorial Medical Center)         5.000       12/01/2027          465,634
   2,125,000   Geneva, NY IDA (Hobart & William Smith Colleges)(1)             5.375       02/01/2033        2,059,359
   4,285,000   Green Island, NY Power Authority(1)                             5.125       03/15/2033        3,784,255
      75,000   Hempstead Village, NY GO(1)                                     5.000       09/15/2024           68,972
      70,000   Hempstead Village, NY GO(1)                                     5.000       09/15/2025           63,746
      70,000   Hempstead Village, NY GO(1)                                     5.000       09/15/2026           63,059
      50,000   Hempstead, NY IDA (Hofstra University)(1)                       5.000       07/01/2033           44,923
     410,000   Hempstead, NY IDA (Peninsula Counseling Center)                 6.500       11/01/2038          274,183
   5,210,000   Hempstead, NY IDA (WORCA)                                       6.900       08/01/2033        3,718,377
   1,790,000   Herkimer County, NY IDA (Herkimer County College
                  Foundation)(1)                                               6.250       08/01/2034        1,236,335
  25,685,000   Hudson Yards, NY Infrastructure Corp(1)                         5.000       02/15/2047       18,389,176
  11,500,000   Hudson Yards, NY Infrastructure Corp.(1)                        5.000       02/15/2047        8,233,425
   2,420,000   Islip, NY IDA (United Cerebral Palsy Assoc.)                    6.250       12/01/2031        1,607,969
     280,000   Islip, NY IDA (United Cerebral Palsy Assoc.)                    6.250       12/01/2031          186,046
     665,000   Madison County, NY IDA (Commons II Student Hsg.)(1)             5.000       06/01/2040          444,180
      10,000   Monroe County, NY IDA (Cloverwood Senior Living)                6.000       05/01/2013            8,633
     125,000   Monroe County, NY IDA (Cloverwood Senior Living)                6.640(4)    05/01/2033          118,481
     350,000   Monroe County, NY IDA (Rochester Institute of Technology)(1)    5.250       04/01/2019          274,827
     525,000   Monroe County, NY IDA (Rochester Institute of Technology)(1)    5.375       04/01/2029          335,617
     200,000   Monroe County, NY IDA (Summit at Brighton)                      5.375       07/01/2032          110,622
     400,000   Monroe County, NY IDA (Summit at Brighton)                      5.500       07/01/2027          248,988
 302,900,000   Monroe County, NY Tobacco Asset Securitization Corp. (TASC)     7.701(3)    06/01/2061          748,163
   1,000,000   Monroe, NY Newpower Corp(1)                                     5.625       01/01/2026          704,590
   4,000,000   Monroe, NY Newpower Corp.(1)                                    5.500       01/01/2034        2,511,360
     110,000   Nassau County, NY IDA (ACDS)                                    5.950       11/01/2022           81,134
     510,000   Nassau County, NY IDA (ALIA-ACDS)                               6.125       09/01/2018          405,057
   1,975,000   Nassau County, NY IDA (ALIA-AP)                                 7.000       09/01/2028        1,517,116
     710,000   Nassau County, NY IDA (ALIA-CMA)                                6.125       09/01/2018          566,232
     785,000   Nassau County, NY IDA (ALIA-CSMR)                               6.125       09/01/2018          623,471
     505,000   Nassau County, NY IDA (ALIA-EFLI)                               6.125       09/01/2018          401,086
     405,000   Nassau County, NY IDA (ALIA-HAII)                               6.125       09/01/2018          321,663


                  3 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

Oppenheimer AMT-Free New York Municipals

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

  PRINCIPAL
    AMOUNT                                                                     COUPON       MATURITY         VALUE
------------                                                                   ------      ----------   --------------
NEW YORK CONTINUED
$    470,000   Nassau County, NY IDA (ALIA-NCMRS)                              6.125%      09/01/2018   $      373,288
     180,000   Nassau County, NY IDA (Amsterdam at Harborside)                 6.500       01/01/2027          131,713
   1,295,000   Nassau County, NY IDA (Amsterdam at Harborside)                 6.700       01/01/2043          848,704
     640,000   Nassau County, NY IDA (CSMR)                                    5.950       11/01/2022          472,051
     100,000   Nassau County, NY IDA (Epilepsy Foundation of  L.I.)            5.950       11/01/2022           73,758
     185,000   Nassau County, NY IDA (Hispanic Counseling Center)              6.500       11/01/2037          125,598
   2,635,000   Nassau County, NY IDA (Hispanic Counseling Center)              7.625       06/01/2033        1,986,131
     100,000   Nassau County, NY IDA (Life's WORCA)                            5.950       11/01/2022           73,758
     140,000   Nassau County, NY IDA (PLUS Group Home)                         6.150       11/01/2022          103,607
      70,000   Nassau County, NY IDA (United Veteran's Beacon House)           6.500       11/01/2037           47,524
      50,000   Nassau County, NY IDA, Series A-A                               6.000       07/02/2021           38,090
     840,000   Nassau County, NY IDA, Series A-B                               6.000       07/01/2021          639,912
      30,000   Nassau County, NY IDA, Series A-C                               6.000       07/01/2021           22,854
      35,000   Nassau County, NY IDA, Series A-D                               6.000       07/01/2021           26,663
  30,550,000   Nassau County, NY Tobacco Settlement Corp.(1)                   5.125       06/01/2046       18,512,689
  85,990,000   Nassau County, NY Tobacco Settlement Corp.                      6.151(3)    06/01/2046        1,656,167
  60,000,000   Nassau County, NY Tobacco Settlement Corp.                      6.763(3)    06/01/2060          210,000
  42,830,000   Nassau County, NY Tobacco Settlement Corp. (TASC)(1)            5.000       06/01/2035       26,547,319
   2,500,000   Niagara County, NY IDA (American Ref-Fuel Company)(1)           5.550       11/15/2024        2,069,750
     975,000   Niagara County, NY IDA (Niagara Falls Memorial Medical
                  Center)                                                      5.750       06/01/2018          792,139
     500,000   Niagara County, NY Tobacco Asset Securitization Corp.(1)        6.250       05/15/2034          391,915
     375,000   Niagara County, NY Tobacco Asset Securitization Corp.(1)        6.250       05/15/2040          281,374
      20,000   Niagara County, NY Tobacco Asset Securitization Corp.
                  (TASC)(1)                                                    5.500       05/15/2019           16,547
   1,185,000   NY Counties Tobacco Trust I(1)                                  6.500       06/01/2035          957,362
  14,670,000   NY Counties Tobacco Trust II (TASC)(1)                          5.625       06/01/2035       10,367,876
      20,000   NY Counties Tobacco Trust II (TASC)(1)                          5.750       06/01/2043           13,808
   5,120,000   NY Counties Tobacco Trust III(1)                                6.000       06/01/2043        3,676,006
     850,000   NY Counties Tobacco Trust IV(1)                                 5.000       06/01/2038          518,262
   3,500,000   NY Counties Tobacco Trust IV (TASC)(1)                          0.000(5)    06/01/2041        3,551,590
   5,900,000   NY Counties Tobacco Trust IV (TASC)(1)                          5.000       06/01/2042        3,538,171
   9,240,000   NY Counties Tobacco Trust IV (TASC)(1)                          5.000       06/01/2045        5,486,435
   3,500,000   NY Counties Tobacco Trust IV (TASC)(1)                          6.650(4)    06/01/2041          349,825
  84,200,000   NY Counties Tobacco Trust V                                     6.850(3)    06/01/2055          511,094
 334,000,000   NY Counties Tobacco Trust V                                     7.850(3)    06/01/2060          925,180
     400,000   NY Liberty Devel. Corp. (Goldman Sachs Headquarters)(1)         5.250       10/01/2035          303,180
   1,680,000   NY Seneca Nation Indians Capital Improvements(1)                5.000       12/01/2023          953,501
      50,000   NY Tobacco Settlement Financing Corp. (TASC)(1)                 5.250       06/01/2012           50,025


                  4 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

Oppenheimer AMT-Free New York Municipals

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

  PRINCIPAL
    AMOUNT                                                                     COUPON       MATURITY         VALUE
------------                                                                   ------      ----------   --------------
NEW YORK CONTINUED
$ 10,240,000   NY Triborough Bridge & Tunnel Authority, Series B(6)            5.000%      11/15/2027   $   10,091,891
  64,340,000   NY Triborough Bridge & Tunnel Authority, Series B(6)            5.000       11/15/2032       61,237,928
  18,200,000   NY Triborough Bridge & Tunnel Authority, Series B(6)            5.125       11/15/2029       17,867,303
   3,600,000   NY TSASC, Inc. (TFABs)(1)                                       4.750       06/01/2022        2,644,236
   4,875,000   NY TSASC, Inc. (TFABs)(1)                                       5.000       06/01/2034        3,041,123
 120,445,000   NY TSASC, Inc. (TFABs)(1)                                       5.125       06/01/2042       73,783,403
  20,000,000   NYC GO(6)                                                       5.000       08/01/2021       19,853,800
      10,000   NYC GO(1)                                                       5.300       01/15/2026            9,770
      10,000   NYC GO(1)                                                       5.375       08/01/2027            9,764
  20,000,000   NYC GO(6)                                                       5.625       11/15/2031       19,434,984
      45,000   NYC GO(1)                                                       6.000       05/15/2022           45,123
       5,000   NYC GO(1)                                                       7.500       02/01/2019            5,022
   2,000,000   NYC HDC (Multifamily Hsg.)(1)                                   5.250       11/01/2031        1,730,020
     250,000   NYC HDC (Multifamily Hsg.), Series E(1)                         6.250       05/01/2036          243,588
     100,000   NYC Health & Hospital Corp.(1)                                  5.375       02/15/2026           93,008
   1,425,000   NYC IDA (American Council of Learned Societies)(1)              5.250       07/01/2027        1,383,960
      60,000   NYC IDA (Assoc. for Metroarea Autistic Children)                4.500       07/01/2021           39,457
   2,760,000   NYC IDA (Beth Abraham Health Services)                          6.500       02/15/2022        1,961,918
     500,000   NYC IDA (Beth Abraham Health Services)                          6.500       11/15/2027          348,085
   2,100,000   NYC IDA (Beth Abraham Health Services)                          6.500       11/15/2034        1,382,913
     500,000   NYC IDA (Calhoun School)                                        6.625       12/01/2034          349,315
   6,000,000   NYC IDA (Calhoun School)                                        6.625       12/01/2034        4,191,780
     960,000   NYC IDA (Center for Elimination of Family Violence)             7.375       11/01/2036          719,856
     830,000   NYC IDA (Center for Nursing/Rehabilitation)                     5.375       08/01/2027          509,877
   1,105,000   NYC IDA (Center for Nursing/Rehabilitation)                     5.375       08/01/2027          678,813
   3,240,000   NYC IDA (Chapin School)                                         5.000       11/01/2038        1,722,060
     150,000   NYC IDA (Comprehensive Care Management)                         6.000       05/01/2026           98,073
     350,000   NYC IDA (Comprehensive Care Management)                         6.125       11/01/2035          218,341
     780,000   NYC IDA (Eger Harbor House)(1)                                  5.875       05/20/2044          751,538
     725,000   NYC IDA (Family Support Systems)                                7.500       11/01/2034          538,813
   1,530,000   NYC IDA (Gateway School of New York)                            5.550       06/01/2039          890,613
     220,000   NYC IDA (Global Country World Peace)                            7.250       11/01/2025          153,901
     170,000   NYC IDA (Global Country World Peace)                            7.250       11/01/2025          118,924
   1,825,000   NYC IDA (Guttmacher Institute)                                  5.750       12/01/2036        1,151,447
     790,000   NYC IDA (Independent Living Assoc.)                             6.200       07/01/2020          598,836
  27,110,000   NYC IDA (Liberty-7 World Trade Center)                          6.250       03/01/2015       21,869,366
  18,500,000   NYC IDA (Liberty-7 World Trade Center)(7)                       6.500       03/01/2035       11,107,770
  10,850,000   NYC IDA (Liberty-7 World Trade Center)                          6.750       03/01/2015        8,993,565
  12,050,000   NYC IDA (Liberty-IAC/Interactive Corp.)(1)                      5.000       09/01/2035        6,974,179
   3,700,000   NYC IDA (Lycee Francais De New York)(1)                         5.375       06/01/2023        2,826,504
   4,000,000   NYC IDA (Lycee Francais De New York)(1)                         6.800       06/01/2028        3,434,320
     950,000   NYC IDA (Magen David Yeshivah)                                  5.700       06/15/2027          614,489
     420,000   NYC IDA (Manhattan Community Access Corp.)                      6.000       12/01/2036          266,864
     210,000   NYC IDA (Margaret Tietz Nursing & Rehabilitation Center)        6.375       11/01/2038          132,065
   1,020,000   NYC IDA (Margaret Tietz Nursing & Rehabilitation Center)        6.375       11/01/2038          641,458
     180,000   NYC IDA (Metropolitan College of New York)                      5.750       03/01/2020          145,454


                  5 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

Oppenheimer AMT-Free New York Municipals

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

  PRINCIPAL
    AMOUNT                                                                     COUPON       MATURITY         VALUE
------------                                                                   ------      ----------   --------------
NEW YORK CONTINUED
$  2,300,000   NYC IDA (Montefiore Medical Center Corp.)(1)                    5.125%      11/01/2035   $    2,226,561
   6,510,000   NYC IDA (Mount St. Vincent)(1)                                  5.250       06/01/2036        4,611,749
   1,375,000   NYC IDA (Polytechnic University)(1)                             5.250       11/01/2027        1,008,480
   1,380,000   NYC IDA (PSCH)                                                  6.375       07/01/2033          994,814
     750,000   NYC IDA (Reece School)                                          7.500       12/01/2037          555,518
   1,445,000   NYC IDA (Staten Island University Hospital)(1)                  6.450       07/01/2032          958,324
     756,500   NYC IDA (Studio School)                                         7.000       11/01/2038          491,763
   5,345,000   NYC IDA (The Child School)                                      7.550       06/01/2033        4,136,870
     995,000   NYC IDA (Tides Two Rivers Foundation)                           5.650       12/01/2039          612,413
   3,560,000   NYC IDA (Unicef)                                                5.300       11/01/2038        2,134,291
   5,600,000   NYC IDA (Urban Resource Institute)                              7.375       11/01/2033        4,080,440
     785,000   NYC IDA (Vaughn College Aeronautics)(1)                         5.000       12/01/2021          540,316
     310,000   NYC IDA (Vaughn College Aeronautics)(1)                         5.000       12/01/2021          213,373
     150,000   NYC IDA (Vaughn College Aeronautics)(1)                         5.000       12/01/2028           86,882
     360,000   NYC IDA (Vaughn College Aeronautics)(1)                         5.000       12/01/2028          208,516
     100,000   NYC IDA (Vaughn College Aeronautics)(1)                         5.000       12/01/2031           55,532
   2,020,000   NYC IDA (Vaughn College Aeronautics)(1)                         5.250       12/01/2036        1,123,847
   5,600,000   NYC IDA (Vocational Instruction)(2)                             7.750       02/01/2033        3,496,808
   9,900,000   NYC IDA (Yankee Stadium)(1)                                     5.000       03/01/2046        6,563,700
   2,700,000   NYC IDA (Yeled Yalda Early Childhood)                           5.725       11/01/2037        1,672,731
   4,555,000   NYC IDA (YMCA of Greater New York)(1)                           5.250       08/01/2021        4,582,239
      80,000   NYC IDA (YMCA of Greater New York)(1)                           5.800       08/01/2016           80,124
  20,000,000   NYC Municipal Water Finance Authority(6)                        4.750       06/15/2035       17,593,300
  20,000,000   NYC Municipal Water Finance Authority(6)                        5.000       06/15/2037       18,653,574
      50,000   NYC Municipal Water Finance Authority(1)                        5.000       06/15/2032           47,230
      20,000   NYC Municipal Water Finance Authority(1)                        5.250       06/15/2025           20,128
      50,000   NYC Trust for Cultural Resources (Museum of American
                  Folk Art)                                                    6.000       07/01/2022           39,082
     100,000   NYS DA (Amsterdam Memorial Hospital)                            6.000       08/01/2035           99,988
      20,000   NYS DA (Audit & Control)(1)                                     5.000       04/01/2029           18,262
     385,000   NYS DA (Chapel Oaks)(1)                                         5.450       07/01/2026          378,443
   1,870,000   NYS DA (Lenox Hill Hospital Obligated Group)(1)                 5.500       07/01/2030        1,226,047
     365,000   NYS DA (Manhattan College)(1)                                   5.300       07/01/2037          259,486
     600,000   NYS DA (MSH/NYU Hospital Center/HJDOI Obligated Group)(1)       5.500       07/01/2026          477,432
   8,990,000   NYS DA (MSH/NYU Hospital Center/HJDOI Obligated Group)(1)       6.500       07/01/2025        7,588,998
     900,000   NYS DA (Mt. Sinai/NYU Health)(1)                                5.500       07/01/2026          735,615
      40,000   NYS DA (Mt. Sinai/NYU Health)(1)                                6.500       07/01/2017           40,004
   1,360,000   NYS DA (New York Methodist Hospital)(1)                         5.250       07/01/2024        1,018,803
   6,885,000   NYS DA (North Shore University Hospital/L.I.
                  Jewish Medical Center)(7)                                    2.969(4)    05/01/2033        3,029,400
   2,500,000   NYS DA (North Shore University Hospital/L.I.
                  Jewish Medical Center)(1)                                    5.000       05/01/2032        1,852,100
   1,000,000   NYS DA (North Shore University Hospital/L.I.
                  Jewish Medical Center)(1)                                    5.000       05/01/2037          717,420


                  6 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

Oppenheimer AMT-Free New York Municipals

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

  PRINCIPAL
    AMOUNT                                                                     COUPON       MATURITY         VALUE
------------                                                                   ------      ----------   --------------
NEW YORK CONTINUED
$  3,500,000   NYS DA (NSLIJHS/LIMC/NSUHGC Obligated Group)(1)                 5.000%      11/01/2026   $    2,773,225
     680,000   NYS DA (Nursing Home)(1)                                        4.900       02/15/2041          574,797
     810,000   NYS DA (Nursing Home)(1)                                        4.950       02/15/2045          685,471
   2,000,000   NYS DA (NYU Hospitals Center)(1)                                5.000       07/01/2036        1,067,780
     275,000   NYS DA (Orange Regional Medical Center)(1)                      6.125       12/01/2029          192,525
   2,120,000   NYS DA (Orange Regional Medical Center)(1)                      6.250       12/01/2037        1,339,077
     325,000   NYS DA (Ozanam Hall of Queens Nursing Home)(1)                  5.000       11/01/2026          310,928
     490,000   NYS DA (Providence Rest)                                        5.000       07/01/2035          249,503
   1,300,000   NYS DA (Providence Rest)                                        5.125       07/01/2030          732,628
     340,000   NYS DA (Providence Rest)                                        5.250       07/01/2025          215,380
     650,000   NYS DA (Rochester General Hospital)(1)                          5.000       12/01/2035          434,935
      70,000   NYS DA (Sarah Neuman Nursing Home)(1)                           5.500       08/01/2037           63,473
     250,000   NYS DA (School District Bond Financing Program), Series C(8)    7.250       10/01/2028          282,245
     360,000   NYS DA (School District Bond Financing Program), Series C(8)    7.375       10/01/2033          405,734
     200,000   NYS DA (School District Bond Financing Program), Series C(8)    7.500       04/01/2039          226,410
   4,000,000   NYS DA (SS Joachim & Anne Residence)(1)                         5.250       07/01/2027        3,716,000
      65,000   NYS DA (St. Joseph's Hospital Health Center)(1)                 5.250       07/01/2018           59,222
  13,200,000   NYS DA (St. Luke's Roosevelt Hospital)(6)                       4.900       08/15/2031       11,123,435
  20,000,000   NYS DA (State Personal Income Tax)(6)                           5.750       03/15/2036       20,589,695
   1,220,000   NYS DA (Winthrop University Hospital)(1)                        5.500       07/01/2023          991,189
     100,000   NYS DA (Winthrop University Hospital/South Nassau
                  Communities Hospital Obligated Group)(1)                     5.500       07/01/2032           71,934
      20,000   NYS EFC (Clean Water & Drinking Revolving Funds)(1)             5.000       06/15/2027           20,013
      85,000   NYS EFC (NYS Water Services)(1)                                 6.600       09/15/2012           85,337
      10,000   NYS EFC (State Water Revolving Fund)(1)                         5.750       01/15/2013           10,031
      10,000   NYS HFA (Hospital & Healthcare)(1)                              5.150       11/01/2016            9,553
      65,000   NYS Medcare (Hospital & Nursing Home)(1)                        6.200       08/15/2023           65,028
      50,000   NYS Medcare (Hospital & Nursing Home)(1)                        6.375       08/15/2033           50,007
     295,000   NYS UDC (Subordinated Lien)(1)                                  5.500       07/01/2022          295,596
     250,000   Oneida County, NY IDA (Mohawk Valley Handicapped Services)      5.300       03/15/2019          191,470
      55,000   Onondaga County, NY IDA (Salina Free Library)                   5.500       12/01/2022           54,454
     920,000   Orange County, NY IDA (Glen Arden)                              5.625       01/01/2018          697,102
     275,000   Orange County, NY IDA (Glen Arden)                              5.700       01/01/2028          172,711
   1,600,000   Otsego County, NY IDA (Hartwick College)(1)                     5.900       07/01/2022        1,191,984
  38,280,000   Port Authority  NY/NJ, 140th Series(6)                          5.000       12/01/2034       35,760,955
   3,425,000   Rensselaer County, NY IDA (Emma Willard School)(1)              5.000       01/01/2031        3,122,538
   3,275,000   Rensselaer County, NY IDA (Emma Willard School)(1)              5.000       01/01/2036        2,932,042
   2,680,000   Rensselaer County, NY Tobacco Asset Securitization Corp.(1)     5.625       06/01/2035        1,894,063
   2,000,000   Rensselaer County, NY Tobacco Asset Securitization Corp.(1)     5.750       06/01/2043        1,380,780


                  7 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

Oppenheimer AMT-Free New York Municipals

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

  PRINCIPAL
    AMOUNT                                                                     COUPON       MATURITY         VALUE
------------                                                                   ------      ----------   --------------
NEW YORK CONTINUED
$    230,000   Rensselaer County, NY Water Service Sewer Authority(1)          5.250%      09/01/2038   $      191,466
     285,000   Rensselaer County, NY Water Service Sewer Authority(1)          5.250       09/01/2038          237,251
     340,000   Rensselaer County, NY Water Service Sewer Authority(1)          5.350       09/01/2047          281,408
     415,000   Rensselaer County, NY Water Service Sewer Authority(1)          5.350       09/01/2047          343,483
  10,605,000   Rensselaer, NY City School District COP                         5.000       06/01/2026        8,438,717
   1,060,000   Rockland County, NY Tobacco Asset Securitization Corp.(1)       5.625       08/15/2035          748,455
   3,150,000   Rockland County, NY Tobacco Asset Securitization Corp.(1)       5.750       08/15/2043        2,173,626
 101,000,000   Rockland County, NY Tobacco Asset Securitization Corp.          6.252(3)    08/15/2045        1,966,470
  53,000,000   Rockland County, NY Tobacco Asset Securitization Corp.          6.637(3)    08/15/2050          544,840
  50,000,000   Rockland County, NY Tobacco Asset Securitization Corp.          7.676(3)    08/15/2060          135,500
   2,500,000   Saratoga County, NY IDA (Saratoga Hospital/ Saratoga
                  Care/Benedict Community Health Center)(1)                    5.125       12/01/2033        1,723,600
     450,000   Saratoga County, NY IDA (Saratoga Hospital/ Saratoga
                  Care/Saratoga Care Family Health Centers)(1)                 5.125       12/01/2027          329,985
   1,000,000   Saratoga County, NY IDA (Saratoga Hospital/ Saratoga
                  Care/Saratoga Care Family Health Centers)(1)                 5.250       12/01/2032          709,250
     350,000   Seneca County, NY IDA (New York Chiropractic College)(1)        5.000       10/01/2027          217,228
      45,000   Sodus Village, NY GO(1)                                         5.000       05/15/2032           42,761
      45,000   Sodus Village, NY GO(1)                                         5.000       05/15/2033           42,457
      45,000   Sodus Village, NY GO(1)                                         5.000       05/15/2034           42,278
      45,000   Sodus Village, NY GO(1)                                         5.000       05/15/2035           42,003
      45,000   Sodus Village, NY GO(1)                                         5.000       05/15/2036           41,713
      45,000   Sodus Village, NY GO(1)                                         5.000       05/15/2037           41,421
      15,000   St. Lawrence County, NY IDA (Clarkson University)(1)            5.000       07/01/2033           13,405
     115,000   Suffolk County, NY IDA (ALIA-ACLD)                              5.950       10/01/2021           84,629
      95,000   Suffolk County, NY IDA (ALIA-Adelante)                          6.500       11/01/2037           63,218
     130,000   Suffolk County, NY IDA (ALIA-Civic Facility)                    5.950       11/01/2022           94,192
     245,000   Suffolk County, NY IDA (ALIA-DDI)                               5.950       10/01/2021          180,296
      45,000   Suffolk County, NY IDA (ALIA-FREE)                              5.950       10/01/2021           33,116
      25,000   Suffolk County, NY IDA (ALIA-IGHL)                              5.950       10/01/2021           18,398
     110,000   Suffolk County, NY IDA (ALIA-IGHL)                              5.950       11/01/2022           79,701
      20,000   Suffolk County, NY IDA (ALIA-IGHL)                              6.000       10/01/2031           13,293
   4,000,000   Suffolk County, NY IDA (ALIA-IGHL)                              7.250       12/01/2033        2,909,320
     270,000   Suffolk County, NY IDA (ALIA-LIHIA)                             5.950       11/01/2022          195,629
     105,000   Suffolk County, NY IDA (ALIA-NYS ARC)                           5.950       11/01/2022           76,078
     100,000   Suffolk County, NY IDA (ALIA-UCPAGS)                            5.950       10/01/2021           73,590


                  8 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

Oppenheimer AMT-Free New York Municipals

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

  PRINCIPAL
    AMOUNT                                                                     COUPON       MATURITY         VALUE
------------                                                                   ------      ----------   --------------
NEW YORK CONTINUED
$    390,000   Suffolk County, NY IDA (ALIA-UVBH)                              6.500%      11/01/2037   $      259,526
      80,000   Suffolk County, NY IDA (ALIA-WORCA)                             5.950       11/01/2022           57,964
      10,000   Suffolk County, NY IDA (DDI)                                    6.000       10/01/2020            7,641
   8,460,000   Suffolk County, NY IDA (Dowling College)                        5.000       06/01/2036        4,354,531
     185,000   Suffolk County, NY IDA (Dowling College)(1)                     6.700       12/01/2020          146,988
     475,000   Suffolk County, NY IDA (Easter Long Island Hospital Assoc.)     5.375       01/01/2027          292,800
     685,000   Suffolk County, NY IDA (Easter Long Island Hospital Assoc.)     5.500       01/01/2037          383,189
      10,000   Suffolk County, NY IDA (Independent Group Home Living)          6.000       10/01/2020            7,677
  10,550,000   Suffolk County, NY IDA (Jefferson's Ferry)(1)                   5.000       11/01/2028        6,564,949
   1,000,000   Suffolk County, NY IDA (L.I. Network Community Services)        7.550       02/01/2034          744,260
     620,000   Suffolk County, NY IDA (Nassau-Suffolk Services for Autism)     6.750       11/01/2036          419,287
     210,000   Suffolk County, NY IDA (Nassau-Suffolk Services for Autism)     6.750       11/01/2036          142,017
   5,985,000   Suffolk County, NY IDA (Pederson-Krager Center)                 7.000       11/01/2035        4,230,856
     505,000   Suffolk County, NY IDA (Pederson-Krager Center)                 7.200       02/01/2035          368,771
     185,000   Suffolk County, NY IDA (Southampton Hospital Assoc.)            7.250       01/01/2020          154,703
     215,000   Suffolk County, NY IDA (Special Needs Facilities
                  Pooled Program)                                              5.250       07/01/2022          152,250
      25,000   Suffolk County, NY IDA (Suffolk Hotels)                         6.000       10/01/2020           19,191
   6,350,000   Suffolk, NY Tobacco Asset Securitization Corp.(1)               0.000(5)    06/01/2044        3,656,775
     500,000   Suffolk, NY Tobacco Asset Securitization Corp.(1)               5.375       06/01/2028          356,340
   1,500,000   Suffolk, NY Tobacco Asset Securitization Corp.(1)               6.000       06/01/2048        1,069,005
  15,750,000   Suffolk, NY Tobacco Asset Securitization Corp.                  8.000(3)    06/01/2048          227,115
     494,000   Sullivan County, NY Community College COP(7)                    5.750       08/15/2025          326,450
     430,000   Sullivan County, NY IDA (Center for Discovery)                  5.625       06/01/2013          381,853
   1,570,000   Sullivan County, NY IDA (Center for Discovery)                  5.875       07/01/2022        1,076,879
     645,000   Sullivan County, NY IDA (Center for Discovery)                  6.000       06/01/2019          511,130
   1,540,000   Sullivan County, NY IDA (Center for Discovery)                  6.000       07/01/2037          921,043
     430,000   Sullivan County, NY IDA (Center for Discovery)                  6.500       06/01/2025          323,119
     505,000   Sullivan County, NY IDA (Center for Discovery)                  6.950       02/01/2035          357,247
     445,000   Syracuse, NY IDA (Crouse Irving Companies)(1)                   5.250       01/01/2017          448,791
     175,000   Tompkins County, NY IDA (Kendal at Ithaca)(1)                   5.500       07/01/2024          144,146
   1,000,000   Ulster County, NY IDA (Kingston Regional Senior Living Corp.)   6.000       09/15/2042          576,130
      20,000   Ulster County, NY IDA (Mid-Hudson Family Health Institute)(1)   5.300       07/01/2016           20,228
   4,000,000   Utica, NY IDA (Utica College Civic Facility)                    5.750       08/01/2028        2,715,440
   1,250,000   Utica, NY IDA (Utica College Civic Facility)                    6.750       12/01/2021        1,087,400
      30,000   Voorheesville, NY GO                                            5.000       02/15/2023           30,694
      35,000   Voorheesville, NY GO                                            5.000       02/15/2024           35,554
      35,000   Voorheesville, NY GO                                            5.000       02/15/2025           35,415
      35,000   Voorheesville, NY GO                                            5.000       02/15/2026           35,347
      40,000   Voorheesville, NY GO                                            5.000       02/15/2027           40,362
      40,000   Voorheesville, NY GO                                            5.000       02/15/2028           40,082


                  9 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

Oppenheimer AMT-Free New York Municipals

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

  PRINCIPAL
    AMOUNT                                                                     COUPON       MATURITY         VALUE
------------                                                                   ------      ----------   --------------
NEW YORK CONTINUED
$     40,000   Voorheesville, NY GO                                            5.000%      02/15/2029   $       39,697
      45,000   Voorheesville, NY GO                                            5.000       02/15/2030           44,021
      45,000   Voorheesville, NY GO                                            5.000       02/15/2031           43,364
      50,000   Voorheesville, NY GO                                            5.000       02/15/2032           48,082
      50,000   Voorheesville, NY GO                                            5.000       02/15/2033           47,641
      55,000   Voorheesville, NY GO                                            5.000       02/15/2034           52,303
      55,000   Voorheesville, NY GO                                            5.000       02/15/2035           51,862
      60,000   Voorheesville, NY GO                                            5.000       02/15/2036           56,195
      60,000   Voorheesville, NY GO                                            5.000       02/15/2037           55,808
     370,000   Westchester County, NY IDA (Field Home)                         6.500       08/15/2022          281,899
     250,000   Westchester County, NY IDA (Guiding Eyes for the Blind)(1)      5.375       08/01/2024          191,100
   1,765,000   Westchester County, NY IDA (Rippowam-Cisqua School)(1)          5.750       06/01/2029        1,510,875
     320,000   Westchester County, NY IDA (Schnurmacher Center)                6.500       11/01/2013          293,341
     600,000   Westchester County, NY IDA (Schnurmacher Center)                6.500       11/01/2033          397,284
     300,000   Westchester County, NY Tobacco Asset Securitization Corp.(1)    5.000       06/01/2026          206,889
  10,790,000   Westchester County, NY Tobacco Asset Securitization Corp.(1)    5.125       06/01/2045        6,554,817
                                                                                                        --------------
                                                                                                           840,698,383
                                                                                                        --------------
U.S. POSSESSIONS--38.4%
  10,000,000   Guam GO(1)                                                      5.000       11/15/2023        6,767,000
   3,280,000   Guam GO(1)                                                      5.400       11/15/2018        2,501,754
   1,000,000   Guam Government Waterworks Authority and Wastewater System(1)   5.875       07/01/2035          664,970
   5,345,000   Guam Power Authority, Series A(1)                               5.125       10/01/2029        4,005,490
  10,100,000   Guam Power Authority, Series A(1)                               5.250       10/01/2034        7,460,264
   1,000,000   Guam Tobacco Settlement Economic Devel. & Commerce
                  Authority (TASC)(1)                                          5.625       06/01/2047          659,120
  21,210,000   Puerto Rico Aqueduct & Sewer Authority(1)                       0.000(5)    07/01/2024       14,826,002
  16,680,000   Puerto Rico Aqueduct & Sewer Authority(1)                       6.000       07/01/2038       13,774,844
  14,645,000   Puerto Rico Aqueduct & Sewer Authority(1)                       6.000       07/01/2044       11,757,885
      15,000   Puerto Rico Children's Trust Fund (TASC)(1)                     5.375       05/15/2033           10,152
  11,900,000   Puerto Rico Children's Trust Fund (TASC)(1)                     5.500       05/15/2039        7,896,126
  30,000,000   Puerto Rico Children's Trust Fund (TASC)(1)                     5.625       05/15/2043       20,076,300
 124,000,000   Puerto Rico Children's Trust Fund (TASC)                        6.426(3)    05/15/2050        1,365,240
   4,030,000   Puerto Rico Commonwealth GO(1)                                  5.000       07/01/2027        3,020,888
   4,940,000   Puerto Rico Commonwealth GO(1)                                  5.250       07/01/2031        3,719,128
  12,380,000   Puerto Rico Commonwealth GO(1)                                  5.250       07/01/2032        9,258,631
   1,185,000   Puerto Rico Commonwealth GO(1)                                  5.250       07/01/2034          876,438
   3,500,000   Puerto Rico Commonwealth GO(1)                                  5.250       07/01/2037        2,562,770
     485,000   Puerto Rico Commonwealth GO(1)                                  5.500       07/01/2018          434,201
  27,225,000   Puerto Rico Commonwealth GO(1)                                  5.500       07/01/2032       21,103,731
  19,825,000   Puerto Rico Electric Power Authority, Series TT(1)              5.000       07/01/2032       14,934,767


                  10 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

Oppenheimer AMT-Free New York Municipals

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

  PRINCIPAL
    AMOUNT                                                                     COUPON       MATURITY         VALUE
------------                                                                   ------      ----------   --------------
U.S. POSSESSIONS CONTINUED
$  3,575,000   Puerto Rico Electric Power Authority, Series TT(1)              5.000%      07/01/2037   $    2,628,126
  40,500,000   Puerto Rico Electric Power Authority, Series UU(6)              3.281(4)    07/01/2025       19,034,925
  19,600,000   Puerto Rico Electric Power Authority, Series UU(6)              3.301(4)    07/01/2031        9,211,964
  10,000,000   Puerto Rico Electric Power Authority, Series UU(1)              3.281(4)    07/01/2025        4,700,000
   2,000,000   Puerto Rico Electric Power Authority, Series WW(1)              5.250       07/01/2033        1,489,880
  10,000,000   Puerto Rico Electric Power Authority, Series WW(1)              5.500       07/01/2038        7,931,900
     200,000   Puerto Rico HFA Capital Fund Modernization (Puerto
                  Rico Public Hsg.)(1)                                         5.125       12/01/2027          188,548
     355,000   Puerto Rico Highway & Transportation Authority(1)               5.000       07/01/2028          263,946
      15,000   Puerto Rico Highway & Transportation Authority, Series A(1)     5.000       07/01/2038           10,437
   1,100,000   Puerto Rico Highway & Transportation Authority, Series AA(1)    5.000       07/01/2035          779,647
   7,045,000   Puerto Rico Highway & Transportation Authority, Series G(1)     5.000       07/01/2042        4,808,072
   5,000,000   Puerto Rico Highway & Transportation Authority, Series K(1)     5.000       07/01/2027        3,748,000
  17,405,000   Puerto Rico Highway & Transportation Authority, Series K(1)     5.000       07/01/2030       12,743,245
   5,000,000   Puerto Rico Highway & Transportation Authority, Series M(1)     5.000       07/01/2046        3,371,700
  22,000,000   Puerto Rico Highway & Transportation Authority, Series N(7)     3.131(4)    07/01/2045        7,920,000
  20,225,000   Puerto Rico Highway & Transportation Authority, Series N(1)     5.250       07/01/2039       14,577,371
   5,480,000   Puerto Rico IMEPCF (American Airlines)                          6.450       12/01/2025        2,424,720
  24,550,000   Puerto Rico Infrastructure(1)                                   5.000       07/01/2041       16,808,649
  43,180,000   Puerto Rico Infrastructure(1)                                   5.000       07/01/2046       29,118,001
  15,000,000   Puerto Rico Infrastructure                                      5.650(3)    07/01/2029        3,546,300
     105,000   Puerto Rico ITEMECF (Guaynabo Municipal Government Center)(1)   5.625       07/01/2022          101,250
   4,305,000   Puerto Rico ITEMECF (Polytechnic University)(1)                 5.000       08/01/2022        2,854,559
   5,000,000   Puerto Rico Public Buildings Authority(1)                       5.000       07/01/2036        3,531,300
   2,500,000   Puerto Rico Public Buildings Authority(1)                       5.000       07/01/2037        1,757,775
      10,000   Puerto Rico Public Buildings Authority(1)                       5.125       07/01/2022            8,049
     910,000   Puerto Rico Public Buildings Authority(1)                       5.250       07/01/2029          695,013
   1,000,000   Puerto Rico Public Buildings Authority, Series D(1)             5.250       07/01/2036          735,050
  16,000,000   Puerto Rico Sales Tax Financing Corp., Series A(7)              3.069(4)    08/01/2057        8,080,000
  34,995,000   Puerto Rico Sales Tax Financing Corp., Series A(1)              5.250       08/01/2057       28,056,891
  19,000,000   Puerto Rico Sales Tax Financing Corp., Series A                 5.950(3)    08/01/2056          607,240
 402,125,000   Puerto Rico Sales Tax Financing Corp., Series A                 6.461(3)    08/01/2054       14,774,073
   1,000,000   University of Puerto Rico(1)                                    5.000       06/01/2025          764,570
   4,080,000   University of Puerto Rico(1)                                    5.000       06/01/2025        3,119,446
   5,925,000   University of Puerto Rico, Series Q(1)                          5.000       06/01/2030        4,340,655
   1,700,000   University of Puerto Rico, Series Q(1)                          5.000       06/01/2036        1,200,982
   1,000,000   University of V.I., Series A(1)                                 5.375       06/01/2034          673,180


                  11 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

Oppenheimer AMT-Free New York Municipals

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

  PRINCIPAL
    AMOUNT                                                                     COUPON       MATURITY         VALUE
------------                                                                   ------      ----------   --------------
U.S. POSSESSIONS CONTINUED
$  1,700,000   V.I. Public Finance Authority (Gross Receipts Taxes Loan)(1)    5.000%      10/01/2031   $    1,204,229
   1,485,000   V.I. Public Finance Authority, Series A(1)                      5.500       10/01/2022        1,188,594
                                                                                                        --------------
                                                                                                           366,673,988
                                                                                                        --------------
TOTAL INVESTMENTS, AT VALUE (COST $1,653,083,659)-126.5%                                                 1,207,372,371
                                                                                                        --------------
LIABILITIES IN EXCESS OF OTHER ASSETS-(26.5)                                                              (253,215,213)
                                                                                                        --------------
NET ASSETS-100.0%                                                                                       $  954,157,158
                                                                                                        ==============

FOOTNOTES TO STATEMENT OF INVESTMENTS

(1.) All or a portion of the security has been segregated for collateral to cover borrowings. See accompanying Notes.

(2.) Subject to a deferred-interest forebearance agreement. Rate shown is current rate. See accompanying Notes.

(3.) Zero coupon bond reflects effective yield on the date of purchase.

(4.) Represents the current interest rate for a variable or increasing rate security.

(5.) Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

(6.) Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See accompanying Notes.

(7.) Illiquid security. The aggregate value of illiquid securities as of December 31, 2008 was $30,463,620, which represents 3.19% of the Fund's net assets. See accompanying Notes.

(8.) When-issued security or delayed delivery to be delivered and settled after December 31, 2008. See accompanying Notes.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Fund's investments was determined based on the following inputs as of December 31, 2008:

                                               INVESTMENTS IN   OTHER FINANCIAL
VALUATION DESCRIPTION                            SECURITIES       INSTRUMENTS*
---------------------                          --------------   ---------------
Level 1--Quoted Prices                         $           --         $--
Level 2--Other Significant Observable Inputs    1,207,372,371          --
Level 3--Significant Unobservable Inputs                   --          --
                                               --------------         ---
   Total                                       $1,207,372,371         $--
                                               ==============         ===

* Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options written and swaps are reported at their market value at measurement date.

SEE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ACDS      Assoc. for Children with Down Syndrome
ACLD      Adults and Children with Learning and Developmental Disabilities


                  12 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

Oppenheimer AMT-Free New York Municipals

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

ALIA      Alliance of Long Island Agencies
AP        Advantage Planning, Inc.
ARC       Assoc. of Retarded Citizens
CCRC      Continuing Care Retirement Community
CMA       Community Mainstreaming Associates, Inc.
COP       Certificates of Participation
CSMR      Community Services for the Mentally Retarded
DA        Dormitory Authority
DDI       Developmental Disabilities Institute
DRIVERS   Derivative Inverse Tax Exempt Receipts
EFC       Environmental Facilities Corp.
EFLI      Epilepsy Foundation of L.I., Inc.
FREE      Family Residences and Essential Enterprises
GO        General Obligation
HAII      Homes Anew II, Inc.
HDC       Housing Devel. Corp.
HFA       Housing Finance Agency
HJDOI     Hospital for Joint Diseases Orthopedic Institute
IDA       Industrial Devel. Agency
IGHL      Independent Group Home for Living
IMEPCF    Industrial, Medical and Environmental Pollution Control Facilities
ITEMECF   Industrial, Tourist, Educational, Medical and Environmental Community
             Facilities
L.I.      Long Island
LIHIA     Long Island Head Injury Assoc.
LIMC      Long Island Medical Center
MSH/NYU   Mount Sinai Hospital/New York University
NCMRS     Nassau Community Mental Retardation Services Company
NSLIJHS   North Shore Long Island Jewish Health System
NSUHGC    North Shore University Hospital at Glen Cove
NY/NJ     New York/New Jersey
NYC       New York City
NYS       New York State
NYU       New York University
PSCH      Professional Service Centers for the Handicapped, Inc.
ROLs      Residual Option Longs
TASC      Tobacco Settlement Asset-Backed Bonds
TFABs     Tobacco Flexible Amortization Bonds
UCPAGS    United Cerebral Palsy Assoc. of Greater Suffolk
UDC       Urban Devel. Corp.
UVBH      United Veteran's Beacon House
V.I.      United States Virgin Islands
WORCA     Working Organization for Retarded Children and Adults
YMCA      Young Men's Christian Assoc.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1", inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing securities are not


                  13 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

Oppenheimer AMT-Free New York Municipals

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.

In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Fair valued securities may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.

There have been no significant changes to the fair valuation methodologies during the period.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its


                  14 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

Oppenheimer AMT-Free New York Municipals

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

purchase commitments. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of December 31, 2008, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

                       WHEN-ISSUED OR DELAYED DELIVERY
                              BASIS TRANSACTIONS
                       -------------------------------
Purchased securities               $877,346

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund may expose up to 20% of its total assets to the effects of leverage from its investments in inverse floaters. The Fund's exposure to the effects of leverage from its investments in inverse floaters amount to $162,345,643 as of December 31, 2008.

Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities in the annual and semiannual reports. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's Statement of Operations in the annual and semiannual reports. At December 31, 2008, municipal bond holdings with a value of $260,453,754 shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the $184,665,000 in short-term floating rate notes issued and outstanding at that date.

At December 31, 2008, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

 PRINCIPAL                                                                       COUPON    MATURITY
   AMOUNT     INVERSE FLOATER(1)                                                RATE (2)     DATE        VALUE
-----------   ---------------------------------------------------------------   --------   --------   -----------
$12,170,000   NY Triborough Bridge & Tunnel Authority DRIVERS                     8.300%   11/15/32   $10,996,569
  3,415,000   NY Triborough Bridge & Tunnel Authority DRIVERS                    11.750    11/15/27     3,266,891
 13,335,000   NY Triborough Bridge & Tunnel Authority DRIVERS                    11.750    11/15/32    11,406,359
  6,070,000   NY Triborough Bridge & Tunnel Authority ROLs(3)                     8.937    11/15/29     5,737,303
  6,670,000   NYC GO DRIVERS                                                     12.860    11/15/31     6,104,984
  6,800,000   NYC GO ROLs(3)                                                      8.995      8/1/21     6,653,800
 10,000,000   NYC Municipal Water Finance Authority DRIVERS                       7.800     6/15/35     7,593,300
  4,160,000   NYC Municipal Water Finance Authority ROLs(3)                      12.841     6/15/37     2,813,574
  5,940,000   NYS DA (St. Lukes Roosevelt Hospital Center) DRIVERS                8.650     8/15/26     3,863,435
  6,670,000   NYS DA (State Personal Income Tax Authority)                       13.230     9/15/16     7,259,695
 12,765,000   Port Authority NY/NJ, 3095th Series DRIVERS                        11.750     12/1/34    10,245,955
 31,700,000   Puerto Rico Electric Power Authority ROLs(3)                        0.843      7/1/31      (153,111)
                                                                                                      -----------
                                                                                                      $75,788,754
                                                                                                      ===========


                  15 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

Oppenheimer AMT-Free New York Municipals

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

(1.) For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on pages12-13 of the Statement of Investments.

(2.) Represents the current interest rate for a variable rate bond known as an "inverse floater".

(3.) Security is subject to a shortfall and forbearance agreement.

The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the short-term floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund's investment in such inverse floating rate securities, if it deems it appropriate to do so. As of December 31, 2008, in addition to the exposure detailed in the preceding table, the Fund's maximum exposure under such agreements is estimated at $69,416,889.

CONCENTRATION RISK. There are certain risks arising from geographic concentration in any state. Certain economic, regulatory or political developments occurring in the state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

CREDIT RISK. The Fund has entered into forbearance agreements with certain obligors under which the Fund has agreed to temporarily forego payment of the original coupon interest rates. As of December 31, 2008, securities with an aggregate market value of $3,563,231, representing 0.37% of the Fund's net assets, were subject to these deferred-interest forbearance agreements. Interest is owed to the Fund under these agreements in the amount of $0.

ILLIQUID SECURITIES

As of December 31, 2008, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more the 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

BORROWINGS

The Fund can borrow money from banks in amounts up to one third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings. The Fund can use those borrowings for investment-related purposes such as purchasing portfolio securities. The Fund can also borrow for other purposes, such as to raise money to unwind or "collapse" trusts that issued "inverse floaters" to the Fund, or to contribute to such trusts to enable them to meet tenders of their short-term securities by the holders of those securities. The Fund also may borrow to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The use of leverage will subject the Fund to greater costs than funds that do not borrow for leverage, and may also make the Fund's share price more sensitive to interest changes. The interest on borrowed money is an expense that might reduce the Fund's yield. Expenses incurred by the Fund with respect to interest on borrowings and commitment fees are disclosed separately or as other expenses on the Statement of Operations in the annual and semiannual reports.

The Fund entered into a Revolving Credit and Security Agreement (the "Agreement") with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $3.0 billion, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (3.1252% as of December 31, 2008). The Fund pays additional fees annually to its lender on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of an annual commitment fee on the amount of the unused portion of the total facility size. The Fund has the right to prepay such loans and terminate its participation in the conduit loan facility at any time upon prior notice.


                  16 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

Oppenheimer AMT-Free New York Municipals

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

As of December 31, 2008, the Fund had borrowings outstanding at an interest rate of 3.1252%. Details of the borrowings for the year ended December 31, 2008 are as follows:

Average Daily Loan Balance    $83,833,696
Average Daily Interest Rate        3.3470%
Fees Paid                     $ 3,639,418
Interest Paid                 $   439,867

RECENT ACCOUNTING PRONOUNCEMENT

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement on Financial Accounting Standards ("SFAS") No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES. This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund's financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund's financial statements and related disclosures.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2008 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $1,670,235,029
                                 ==============
Gross unrealized appreciation    $   13,778,522
Gross unrealized depreciation      (476,641,180)
                                 --------------
Net unrealized depreciation      $ (462,862,658)
                                 ==============


                  17 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS



ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 12/31/2008, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer AMT - Free New York
Municipals


By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 02/11/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 02/11/2009


By: /s/ Brian W. Wixted
    ---------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 02/11/2009